Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous equity [abstract]
Treasury stock	₩ (825,838)	₩ (830,874)
Gain or loss on disposal of treasury stock	1,229	(12,251)
Share-based payments	7,769	5,956
Others	(353,243)	(343,914)
Total	₩ (1,170,083)	₩ (1,181,083)